Advance to Vendors (Details) - Schedule of Advance to Vendors - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Advance to Vendors [Abstract]
Prepayments for virtual technology services	$ 861,724	$ 277,952
Prepayments for digital assets development	1,858,357	3,723,351
Subtotal	2,720,081	4,001,303
Less: allowance for credit losses	(80,096)	(386,542)
Total	2,639,985	3,614,761
Less: advance to vendors - noncurrent	1,858,357	1,020,874
Advance to vendors – current	$ 781,628	$ 2,593,887